Benefit Plans And Obligations For Termination Indemnity (Components Of The Plans Net Periodic Pension Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 7,655	$ 7,768	$ 8,921
Interest cost	9,108	8,929	8,372
Expected return on Plans’ assets	(10,203)	(9,057)	(8,970)
Amortization of prior service cost	64	65	(62)
Amortization of net actuarial loss	0	0	46
Amortization of net actuarial loss	6,161	5,765	6,295
Total net periodic benefit cost	12,785	13,470	14,602
Accumulated benefit obligation	259,242	227,799	$ 213,675
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	64	71
Interest cost	67	60
Amortization of net actuarial loss	(128)	(179)
Total net periodic benefit cost	$ 3	$ (48)